8. Deferred Salary	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Note 8. Deferred Salary

From February 2013 through March 31, 2014, the Company has not been able to pay employees on a regular basis, resulting in unpaid salaries of $838,476 as of March 31, 2014 and $571,328 as of December 31, 2013, net of advances.

Capital constraints necessitated that the Company reduce staff starting February 16, 2013 and the Company has not been able to pay employees on a regular basis since that point, resulting in unpaid salaries of $571,328 and $1,152,933 as of December 31, 2013 and December 31, 2012, respectively, net of any advances. During 2013 $1,035,514 of deferred salary liability was transferred to a third party